SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital [Abstract]
Schedule of common shares, retractable
The following table summarizes the common shares, retractable as at December 31, 2021 and changes during the years then ended:

	December 31, 2021
	Number	$
Common shares, retractable
Balance, beginning of the year	17,994,857	25,855,509
Reclass to equity	(17,994,857)	(29,072,804)
Accretion expense	—	2,031,863
Foreign currency translation adjustment	—	1,185,432
Balance, end of year	—	—